Financial Assets - non-current (Tables)	6 Months Ended
Jun. 30, 2021
Financial Assets - non-current
Schedule of financial assets - non-current

	As of
	June 30,	December 31,
(in thousands of $)	2021	2020
Non-current financial assets held at fair value through profit or loss	$17,458	$6,307
Non-current financial assets held at fair value through OCI	100,563	—
Total financial assets - non-current	$118,021	$6,307